Foreign Exchange Gain (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Foreign exchange gain	$ 4.4	$ 4.3
CCS - Principal and foreign exchange swaps
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Realized gain (loss)	0.0	49.3
Translation of US dollar long-term debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Realized gain (loss)	37.0	12.8
Unrealized loss on CCS - principal and foreign exchange swaps
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrealized gain (loss)	(34.4)	(56.6)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrealized gain (loss)	$ 1.8	$ (1.2)